Finance income and expenses (Schedule of finance expenses) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)
Finance expenses:
Bank fees	₪ 535	$ 148		₪ 420	₪ 409
Portfolio management fees	204	56		181	950
Foreign currency differences	0	0		0	1,174
Expenses from forward transaction	0	0		0	17,867
Changes in fair value of financial assets at fair values	0	0		16,043	0
Other	782	215		135	92
Total finance expenses	₪ 1,521	$ 419	[1]	₪ 16,779	₪ 20,492

[1]	Convenience Translation into US Dollars.